HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4%
	ADVERTISING & MARKETING - 0.0%(a)
1,158	Omnicom Group, Inc.	$ 94,412
2,962	Trade Desk, Inc. (The), Class A(b)	145,167
		239,579
	AEROSPACE & DEFENSE - 1.1%
5,090	Boeing Company (The)(b)	1,098,575
1,462	General Dynamics Corporation	498,542
2,263	Howmet Aerospace, Inc.	444,068
1,214	L3Harris Technologies, Inc.	370,768
1,776	Lockheed Martin Corporation, Class B	886,597
1,003	Northrop Grumman Corporation	611,148
9,968	RTX Corporation	1,667,944
270	Teledyne Technologies, Inc.(b)	158,231
381	TransDigm Group, Inc.	502,166
		6,238,039
	APPAREL & TEXTILE PRODUCTS - 0.1%
1,049	Deckers Outdoor Corporation(b)	106,337
7,514	NIKE, Inc., Class B	523,951
		630,288
	ASSET MANAGEMENT - 0.9%
630	Ameriprise Financial, Inc.	309,488
2,650	Apollo Global Management, Inc.	353,166
1,059	Ares Management Corporation, Class A	169,324
1,142	Blackrock, Inc.	1,331,423
5,070	Blackstone, Inc.	866,210
11,056	Charles Schwab Corporation (The)	1,055,515
4,448	KKR & Company, Inc.	578,018
514	LPL Financial Holdings, Inc.	171,003
1,209	Raymond James Financial, Inc.	208,673
1,433	T Rowe Price Group, Inc.	147,083
		5,189,903
	AUTOMOTIVE - 2.1%
25,974	Ford Motor Company	310,649
7,526	General Motors Company	458,860

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	AUTOMOTIVE - 2.1% (Continued)
25,158	Tesla, Inc.(b)	$ 11,188,266
		11,957,775
	BANKING - 2.7%
47,941	Bank of America Corporation	2,473,276
13,650	Citigroup, Inc.	1,385,475
3,416	Citizens Financial Group, Inc.	181,595
4,781	Fifth Third Bancorp	212,994
8,780	Huntington Bancshares, Inc.	151,631
20,675	JPMorgan Chase & Company	6,521,515
8,594	KeyCorporation	160,622
995	M&T Bank Corporation	196,632
2,666	PNC Financial Services Group, Inc. (The)	535,679
6,270	Regions Financial Corporation	165,340
9,012	Truist Financial Corporation	412,029
9,543	US Bancorp	461,213
24,293	Wells Fargo & Company	2,036,239
		14,894,240
	BEVERAGES - 0.7%
29,970	Coca-Cola Company (The)	1,987,610
934	Constellation Brands, Inc., Class A	125,782
7,854	Keurig Dr Pepper, Inc.	200,356
4,426	Monster Beverage Corporation(b)	297,914
10,854	PepsiCo, Inc.	1,524,336
		4,135,998
	BIOTECH & PHARMA - 3.9%
14,201	AbbVie, Inc.	3,288,100
854	Alnylam Pharmaceuticals, Inc.(b)	389,424
4,416	Amgen, Inc.	1,246,195
1,131	Biogen, Inc.(b)	158,430
16,123	Bristol-Myers Squibb Company	727,147
8,824	Eli Lilly & Company	6,732,712
10,082	Gilead Sciences, Inc.	1,119,102
18,621	Johnson & Johnson	3,452,706
21,183	Merck & Company, Inc.	1,777,889

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	BIOTECH & PHARMA - 3.9% (Continued)
44,885	Pfizer, Inc.	$ 1,143,670
724	Regeneron Pharmaceuticals, Inc.	407,083
2,300	Vertex Pharmaceuticals, Inc.(b)	900,772
3,050	Zoetis, Inc.	446,276
		21,789,506
	CABLE & SATELLITE - 0.2%
651	Charter Communications, Inc., Class A(b)	179,093
28,431	Comcast Corporation, Class A	893,302
		1,072,395
	CHEMICALS - 0.7%
1,492	Air Products and Chemicals, Inc.	406,898
504	Avery Dennison Corporation	81,734
4,029	Corteva, Inc.	272,481
4,565	Dow, Inc.	104,675
2,676	DuPont de Nemours, Inc.	208,460
1,570	Ecolab, Inc.	429,960
1,785	International Flavors & Fragrances, Inc.	109,849
3,630	Linde PLC	1,724,251
1,553	LyondellBasell Industries N.V., Class A	76,159
1,628	PPG Industries, Inc.	171,119
1,512	Sherwin-Williams Company (The)	523,545
		4,109,131
	COMMERCIAL SUPPORT SERVICES - 0.2%
2,262	Cintas Corporation	464,298
1,412	Republic Services, Inc.	324,026
2,652	Waste Management, Inc.	585,641
		1,373,965
	CONSTRUCTION MATERIALS - 0.2%
333	Carlisle Companies, Inc.	109,544
4,741	CRH PLC	568,445
409	Martin Marietta Materials, Inc.	257,785
825	Vulcan Materials Company	253,787
		1,189,561

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	CONTAINERS & PACKAGING - 0.1%
1,717	Ball Corporation	$ 86,571
1,979	International Paper Company	91,826
722	Packaging Corporation of America	157,345
		335,742
	DATA CENTER REIT - 0.2%
2,124	Digital Realty Trust, Inc.	367,197
661	Equinix, Inc.	517,722
		884,919
	DIVERSIFIED INDUSTRIALS - 1.1%
3,463	3M Company	537,388
1,011	Dover Corporation	168,665
2,884	Eaton Corporation PLC	1,079,337
3,568	Emerson Electric Company	468,050
7,669	General Electric Company	2,306,989
4,967	Honeywell International, Inc.	1,045,554
2,001	Illinois Tool Works, Inc.	521,781
		6,127,764
	E-COMMERCE DISCRETIONARY - 3.7%
92,616	Amazon.com, Inc.(b)	20,335,696
3,136	eBay, Inc.	285,219
		20,620,915
	ELECTRIC UTILITIES - 1.4%
1,443	Alliant Energy Corporation	97,273
1,803	Ameren Corporation	188,197
3,781	American Electric Power Company, Inc.	425,363
4,673	CenterPoint Energy, Inc.	181,312
1,820	CMS Energy Corporation	133,333
2,471	Consolidated Edison, Inc.	248,385
1,802	Constellation Energy Corporation	592,984
5,659	Dominion Energy, Inc.	346,161
1,306	DTE Energy Company	184,708
5,165	Duke Energy Corporation	639,168
2,359	Edison International	130,406
2,673	Entergy Corporation	249,097

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	ELECTRIC UTILITIES - 1.4% (Continued)
2,118	Eversource Energy	$ 150,675
6,858	Exelon Corporation	308,679
4,183	FirstEnergy Corporation	191,665
15,547	NextEra Energy, Inc.	1,173,642
15,509	PG&E Corporation	233,876
4,969	PPL Corporation	184,648
3,362	Public Service Enterprise Group, Inc.	280,593
4,112	Sempra	369,998
8,333	Southern Company (The)	789,717
2,058	WEC Energy Group, Inc.	235,826
3,797	Xcel Energy, Inc.	306,228
		7,641,934
	ELECTRICAL EQUIPMENT - 0.9%
1,549	AMETEK, Inc.	291,212
7,707	Amphenol Corporation, Class A	953,741
4,996	Carrier Global Corporation	298,261
2,545	Fortive Corporation	124,680
2,001	GE Vernova, LLC	1,230,414
376	Hubbell, Inc.	161,797
3,885	Johnson Controls International plc	427,156
1,165	Keysight Technologies, Inc.(b)	203,782
2,746	Otis Worldwide Corporation	251,067
822	Ralliant Corporation	35,946
608	Rockwell Automation, Inc.	212,514
1,302	Trane Technologies PLC	549,392
1,325	Trimble, Inc.(b)	108,186
1,837	Vertiv Holdings Company	277,130
		5,125,278
	ENGINEERING & CONSTRUCTION - 0.1%
713	Jacobs Solutions, Inc.	106,850
949	Quanta Services, Inc.	393,285
		500,135
	ENTERTAINMENT CONTENT - 0.5%
1,427	Electronic Arts, Inc.	287,826

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	ENTERTAINMENT CONTENT - 0.5% (Continued)
3,141	ROBLOX Corporation, Class A(b)	$ 435,091
1,181	Take-Two Interactive Software, Inc.(b)	305,123
11,797	Walt Disney Company (The)	1,350,757
14,819	Warner Bros Discovery, Inc.(b)	289,415
		2,668,212
	FOOD - 0.3%
4,054	General Mills, Inc.	204,403
1,045	Hershey Company (The)	195,467
1,615	Kellanova	132,462
1,741	McCormick & Company, Inc.	116,490
8,620	Mondelez International, Inc., Class A	538,492
4,709	The Kraft Heinz Company	122,622
2,362	Tyson Foods, Inc., Class A	128,257
		1,438,193
	GAMING REIT - 0.0%(a)
7,036	VICI Properties, Inc.	229,444

	GAS & WATER UTILITIES - 0.1%
1,219	American Water Works Company, Inc.	169,673
1,087	Atmos Energy Corporation	185,605
		355,278
	HEALTH CARE FACILITIES & SERVICES - 1.3%
1,502	Cardinal Health, Inc.	235,754
1,227	Cencora, Inc.	383,474
3,564	Centene Corporation(b)	127,164
1,860	Cigna Group (The)	536,145
7,848	CVS Health Corporation	591,661
1,713	Elevance Health, Inc.	553,505
1,230	HCA Healthcare, Inc.	524,226
868	Humana, Inc.	225,828
1,152	IQVIA Holdings, Inc.(b)	218,811
523	Labcorp Holdings, Inc.	150,132
882	McKesson Corporation	681,380
407	Molina Healthcare, Inc.(b)	77,884

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.3% (Continued)
757	Quest Diagnostics, Inc.	$ 144,269
7,496	UnitedHealth Group, Inc.	2,588,368
		7,038,601
	HEALTH CARE REIT - 0.2%
2,698	Ventas, Inc.	188,833
4,180	Welltower, Inc.	744,624
		933,457
	HOME CONSTRUCTION - 0.1%
1,796	DR Horton, Inc.	304,368
1,626	Lennar Corporation, Class A	204,941
17	NVR, Inc.(b)	136,589
1,285	PulteGroup, Inc.	169,787
		815,685
	HOUSEHOLD PRODUCTS - 0.7%
1,920	Church & Dwight Company, Inc.	168,250
968	Clorox Company (The)	119,354
5,857	Colgate-Palmolive Company	468,209
1,441	Estee Lauder Companies, Inc. (The), Class A	126,981
12,957	Kenvue, Inc.	210,292
2,325	Kimberly-Clark Corporation	289,091
18,247	Procter & Gamble Company (The)	2,803,651
		4,185,828
	INDUSTRIAL REIT - 0.1%
6,329	Prologis, Inc.	724,797

	INDUSTRIAL SUPPORT SERVICES - 0.2%
7,840	Fastenal Company	384,474
395	United Rentals, Inc.	377,091
290	WW Grainger, Inc.	276,358
		1,037,923
	INFRASTRUCTURE REIT - 0.2%
3,668	American Tower Corporation	705,430
2,999	Crown Castle, Inc.	289,374
750	SBA Communications Corporation, Class A	145,013

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	INFRASTRUCTURE REIT - 0.2% (Continued)
160	Texas Pacific Land Corporation	$ 149,382
		1,289,199
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
4,691	Bank of New York Mellon Corporation (The)	511,131
579	Cboe Global Markets, Inc.	142,000
2,677	CME Group, Inc.	723,299
2,272	Goldman Sachs Group, Inc. (The)	1,809,308
3,509	Intercontinental Exchange, Inc.	591,196
9,114	Morgan Stanley	1,448,761
2,818	Nasdaq, Inc.	249,252
1,329	Northern Trust Corporation	178,883
1,894	State Street Corporation	219,723
		5,873,553
	INSURANCE - 2.4%
3,313	Aflac, Inc.	370,062
1,739	Allstate Corporation (The)	373,276
4,335	American International Group, Inc.	340,471
1,228	Aon PLC, Class A	437,880
2,349	Arch Capital Group Ltd.	213,125
1,562	Arthur J. Gallagher & Company	483,814
12,111	Berkshire Hathaway, Inc., Class B(b)	6,088,683
1,582	Brown & Brown, Inc.	148,376
3,060	Chubb Ltd.	863,685
897	Cincinnati Financial Corporation	141,816
1,728	Hartford Insurance Group, Inc. (The)	230,498
88	Markel Group, Inc.(b)	168,200
3,676	Marsh & McLennan Companies, Inc.	740,824
3,983	MetLife, Inc.	328,080
1,692	Principal Financial Group, Inc.	140,284
4,387	Progressive Corporation (The)	1,083,370
2,560	Prudential Financial, Inc.	265,574
1,465	Travelers Companies, Inc. (The)	409,057
1,826	W R Berkley Corporation	139,908

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	INSURANCE - 2.4% (Continued)
704	Willis Towers Watson PLC	$ 243,197
		13,210,180
	INTERNET MEDIA & SERVICES - 8.6%
2,821	Airbnb, Inc., Class A(b)	342,526
53,352	Alphabet, Inc., Class A	12,969,872
49,473	Alphabet, Inc., Class C	12,049,149
237	Booking Holdings, Inc.	1,279,627
2,443	DoorDash, Inc., Class A(b)	664,472
782	Expedia Group, Inc.	167,153
974	GoDaddy, Inc., Class A(b)	133,272
20,543	Meta Platforms, Inc., Class A	15,086,369
3,137	Netflix, Inc.(b)	3,761,012
3,147	Pinterest, Inc., Class A(b)	101,239
15,017	Uber Technologies, Inc.(b)	1,471,215
620	VeriSign, Inc.	173,333
		48,199,239
	LEISURE FACILITIES & SERVICES - 0.8%
8,594	Chipotle Mexican Grill, Inc.(b)	336,799
883	Darden Restaurants, Inc.	168,088
275	Domino's Pizza, Inc.	118,720
1,453	Hilton Worldwide Holdings, Inc.	376,966
2,196	Las Vegas Sands Corporation	118,123
1,536	Marriott International, Inc., Class A	400,036
5,525	McDonald's Corporation	1,678,992
1,526	Royal Caribbean Cruises Ltd.	493,783
7,601	Starbucks Corporation	643,045
1,797	Yum! Brands, Inc.	273,144
		4,607,696
	LEISURE PRODUCTS - 0.1%
448	Axon Enterprise, Inc.(b)	321,503

	MACHINERY - 0.7%
3,409	Caterpillar, Inc.	1,626,603
1,810	Deere & Company	827,641

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	MACHINERY - 0.7% (Continued)
2,813	Ingersoll Rand, Inc.	$ 232,410
827	Parker-Hannifin Corporation	626,990
1,367	Veralto Corporation	145,736
1,433	Xylem, Inc.	211,368
		3,670,748
	MEDICAL EQUIPMENT & DEVICES - 2.0%
12,933	Abbott Laboratories	1,732,245
2,030	Agilent Technologies, Inc.	260,551
483	Align Technology, Inc.(b)	60,481
2,808	Baxter International, Inc.	63,938
2,362	Becton Dickinson and Company	442,096
11,107	Boston Scientific Corporation(b)	1,084,376
1,063	Cooper Companies, Inc. (The)(b)	72,879
5,023	Danaher Corporation	995,860
2,089	DexCom, Inc.(b)	140,569
4,136	Edwards Lifesciences Corporation(b)	321,657
3,133	GE HealthCare Technologies, Inc.	235,288
1,607	Hologic, Inc.(b)	108,456
448	IDEXX Laboratories, Inc.(b)	286,223
505	Insulet Corporation(b)	155,909
2,537	Intuitive Surgical, Inc.(b)	1,134,623
10,090	Medtronic PLC	960,972
112	Mettler-Toledo International, Inc.(b)	137,492
898	ResMed, Inc.	245,810
588	STERIS PLC	145,495
2,310	Stryker Corporation	853,938
3,038	Thermo Fisher Scientific, Inc.	1,473,490
378	Waters Corporation(b)	113,328
406	West Pharmaceutical Services, Inc.	106,506
1,397	Zimmer Biomet Holdings, Inc.	137,605
		11,269,787
	METALS & MINING - 0.2%
9,501	Freeport-McMoRan, Inc.	372,629

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	METALS & MINING - 0.2% (Continued)
7,556	Newmont Corporation	$ 637,047
		1,009,676
	OFFICE REIT - 0.0%(a)
1,194	Alexandria Real Estate Equities, Inc.	99,508

	OIL & GAS PRODUCERS - 2.1%
1,488	Cheniere Energy, Inc.	349,650
15,004	Chevron Corporation	2,329,971
9,998	ConocoPhillips	945,711
5,820	Coterra Energy, Inc.	137,643
4,185	Devon Energy Corporation	146,726
1,320	Diamondback Energy, Inc.	188,892
4,031	EOG Resources, Inc.	451,956
3,324	EQT Corporation	180,925
34,352	Exxon Mobil Corporation	3,873,188
13,098	Kinder Morgan, Inc.	370,804
2,078	Marathon Petroleum Corporation	400,514
5,414	Occidental Petroleum Corporation	255,812
4,346	ONEOK, Inc.	317,128
2,851	Phillips 66	387,793
1,654	Targa Resources Corporation	277,111
2,191	Valero Energy Corporation	373,040
8,556	Williams Companies, Inc. (The)	542,023
		11,528,887
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
6,079	Baker Hughes Company	296,169
6,601	Halliburton Company	162,385
9,059	Schlumberger Limited	311,357
		769,911
	REAL ESTATE SERVICES - 0.1%
2,114	CBRE Group, Inc., Class A(b)	333,082

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	RENEWABLE ENERGY - 0.0%(a)
663	First Solar, Inc.(b)	$ 146,211

	RESIDENTIAL REIT - 0.1%
859	AvalonBay Communities, Inc.	165,933
2,530	Equity Residential	163,767
465	Essex Property Trust, Inc.	124,462
3,844	Invitation Homes, Inc.	112,745
814	Mid-America Apartment Communities, Inc.	113,740
706	Sun Communities, Inc.	91,074
		771,721
	RETAIL - CONSUMER STAPLES - 1.3%
3,380	Costco Wholesale Corporation	3,128,629
1,446	Dollar General Corporation	149,444
1,044	Dollar Tree, Inc.(b)	98,522
4,328	Kroger Company (The)	291,750
3,203	Target Corporation	287,309
32,722	Walmart, Inc.	3,372,330
		7,327,984
	RETAIL - DISCRETIONARY - 1.3%
102	AutoZone, Inc.(b)	437,604
1,272	Best Buy Company, Inc.	96,189
758	Genuine Parts Company	105,059
7,449	Home Depot, Inc. (The)	3,018,260
4,369	Lowe's Companies, Inc.	1,097,973
5,856	O'Reilly Automotive, Inc.(b)	631,335
2,172	Ross Stores, Inc.	330,991
8,701	TJX Companies, Inc. (The)	1,257,643
3,465	Tractor Supply Company	197,055
332	Ulta Beauty, Inc.(b)	181,521
		7,353,630
	RETAIL REIT - 0.1%
6,331	Realty Income Corporation	384,861
2,175	Simon Property Group, Inc.	408,182
		793,043

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	SELF-STORAGE REIT - 0.1%
1,504	Extra Space Storage, Inc.	$ 211,974
1,030	Public Storage	297,516
		509,490
	SEMICONDUCTORS - 12.2%
11,688	Advanced Micro Devices, Inc.(b)	1,891,002
3,487	Analog Devices, Inc.	856,756
5,956	Applied Materials, Inc.	1,219,431
42,354	Broadcom, Inc.	13,973,008
27,607	Intel Corporation(b)	926,215
877	KLA Corporation	945,932
8,244	Lam Research Corporation	1,103,872
6,107	Marvell Technology, Inc.	513,415
3,603	Microchip Technology, Inc.	231,385
6,776	Micron Technology, Inc.	1,133,760
269	Monolithic Power Systems, Inc.	247,652
229,220	NVIDIA Corporation	42,767,868
3,382	ON Semiconductor Corporation(b)	166,766
8,523	QUALCOMM, Inc.	1,417,886
6,701	Texas Instruments, Inc.	1,231,175
		68,626,123
	SOFTWARE - 9.9%
3,237	Adobe, Inc.(b)	1,141,852
1,263	Atlassian Corporation, Class A(b)	201,701
1,384	Autodesk, Inc.(b)	439,655
1,874	Cadence Design Systems, Inc.(b)	658,261
2,142	Cloudflare, Inc., Class A(b)	459,652
1,759	Crowdstrike Holdings, Inc., Class A(b)	862,578
2,032	Datadog, Inc., Class A(b)	289,357
4,568	Fortinet, Inc.(b)	384,077
3,132	Gen Digital, Inc.	88,917
326	HubSpot, Inc.(b)	152,503
1,965	Intuit, Inc.	1,341,918
71,422	Microsoft Corporation	36,993,026
488	MongoDB, Inc.(b)	151,465

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	SOFTWARE - 9.9% (Continued)
11,801	Oracle Corporation	$ 3,318,913
14,995	Palantir Technologies, Inc., Class A(b)	2,735,388
4,988	Palo Alto Networks, Inc.(b)	1,015,657
807	PTC, Inc.(b)	163,837
685	Roper Technologies, Inc.	341,603
6,802	Salesforce, Inc.	1,612,074
1,502	ServiceNow, Inc.(b)	1,382,261
2,031	Snowflake, Inc., Class A(b)	458,092
1,146	SS&C Technologies Holdings, Inc.	101,719
1,177	Synopsys, Inc.(b)	580,720
234	Tyler Technologies, Inc.(b)	122,419
931	Veeva Systems, Inc., Class A(b)	277,354
1,375	Workday, Inc., Class A(b)	331,004
1,652	Zoom Video Communications, Inc.(b)	136,290
		55,742,293
	SPECIALTY FINANCE - 0.4%
3,929	American Express Company	1,305,056
4,224	Capital One Financial Corporation	897,938
2,395	Synchrony Financial	170,165
		2,373,159
	SPECIALTY REIT - 0.0%(a)
1,815	Iron Mountain, Inc.	185,021

	STEEL - 0.1%
1,531	Nucor Corporation	207,343
291	Reliance, Inc.	81,722
1,016	Steel Dynamics, Inc.	141,661
		430,726
	TECHNOLOGY HARDWARE - 7.5%
142,221	Apple, Inc.	36,213,732
6,560	Arista Networks, Inc.(b)	955,858
29,063	Cisco Systems, Inc.	1,988,490
4,906	Corning, Inc.	402,439
1,837	Dell Technologies, Inc., Class C	260,431

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	TECHNOLOGY HARDWARE - 7.5% (Continued)
4,386	Fiserv, Inc.(b)	$ 565,487
1,166	Garmin Ltd.	287,093
7,893	Hewlett Packard Enterprise Company	193,852
6,760	HP, Inc.	184,075
574	Jabil, Inc.	124,656
1,182	Motorola Solutions, Inc.	540,517
1,407	NetApp, Inc.	166,673
914	Seagate Technology Holdings PLC	215,759
4,141	Super Micro Computer, Inc.(b)	198,520
1,993	Western Digital Corporation	239,280
		42,536,862
	TECHNOLOGY SERVICES - 3.2%
4,579	Accenture PLC, Class A	1,129,180
41	Amentum Holdings, Inc.(b)	982
3,042	Automatic Data Processing, Inc.	892,827
4,439	Block, Inc.(b)	320,807
709	Booz Allen Hamilton Holding Corporation	70,865
751	Broadridge Financial Solutions, Inc.	178,866
727	CDW Corporation	115,797
3,365	Cognizant Technology Solutions Corporation, Class A	225,691
1,284	Coinbase Global, Inc., Class A(b)	433,337
406	Corpay, Inc.(b)	116,952
2,914	CoStar Group, Inc.(b)	245,854
815	Equifax, Inc.	209,072
197	FactSet Research Systems, Inc.	56,439
138	Fair Isaac Corporation(b)	206,521
3,423	Fidelity National Information Services, Inc.	225,713
499	Gartner, Inc.(b)	131,172
1,657	Global Payments, Inc.	137,664
6,630	International Business Machines Corporation	1,870,720
852	Leidos Holdings, Inc.	160,994
5,931	Mastercard, Inc., Class A	3,373,611
1,027	Moody's Corporation	489,345
473	MSCI, Inc.	268,385

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.4% (Continued)
	TECHNOLOGY SERVICES - 3.2% (Continued)
2,060	Paychex, Inc.	$ 261,126
6,346	PayPal Holdings, Inc.(b)	425,563
2,267	S&P Global, Inc.	1,103,372
1,022	TransUnion	85,623
856	Verisk Analytics, Inc.	215,293
12,891	Visa, Inc., Class A	4,400,729
		17,352,500
	TELECOMMUNICATIONS - 0.7%
54,836	AT&T, Inc.	1,548,568
3,570	T-Mobile US, Inc.	854,587
31,644	Verizon Communications, Inc.	1,390,754
		3,793,909
	TIMBER REIT - 0.0%(a)
5,134	Weyerhaeuser Company	127,272

	TOBACCO & CANNABIS - 0.5%
12,564	Altria Group, Inc.	829,978
11,651	Philip Morris International, Inc.	1,889,792
		2,719,770
	TRANSPORTATION & LOGISTICS - 0.6%
12,284	CSX Corporation	436,205
3,694	Delta Air Lines, Inc.	209,635
805	Expeditors International of Washington, Inc.	98,685
1,415	FedEx Corporation	333,671
645	JB Hunt Transport Services, Inc.	86,540
1,580	Norfolk Southern Corporation	474,647
1,120	Old Dominion Freight Line, Inc.	157,674
2,859	Southwest Airlines Company	91,231
4,517	Union Pacific Corporation	1,067,682
1,678	United Airlines Holdings, Inc.(b)	161,927
5,069	United Parcel Service, Inc., Class B	423,414
		3,541,311
	TRANSPORTATION EQUIPMENT - 0.2%
863	Cummins, Inc.	364,506

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares				Fair Value
	COMMON STOCKS — 80.4% (Continued)
	TRANSPORTATION EQUIPMENT - 0.2% (Continued)
3,420	PACCAR, Inc.			$ 336,254
1,156	Westinghouse Air Brake Technologies Corporation			231,743
				932,503
	WHOLESALE - CONSUMER STAPLES - 0.1%
2,804	Archer-Daniels-Midland Company			167,511
3,101	Sysco Corporation			255,336
				422,847
	WHOLESALE - DISCRETIONARY - 0.0%(a)
5,752	Copart, Inc.(b)			258,667

	TOTAL COMMON STOCKS (Cost $325,738,780)			451,612,496

	EXCHANGE-TRADED FUND — 19.5%
	EQUITY - 19.5%
516,730	Direxion Daily S&P 500 Bull 3X (Cost $69,451,457)			109,495,087

	RIGHT — 0.0%(a)	Expiration Date	Exercise Price
	MEDICAL EQUIPMENT & DEVICES – 0.0%(a)
143	ABIOMED, Inc. - CVR(b)(c)(d) (Cost $0)	12/31/2029	$35	-(e)

	TOTAL INVESTMENTS - 99.9% (Cost $395,190,237)			$ 561,107,583
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			588,384
	NET ASSETS - 100.0%			$ 561,695,967

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of September 30, 2025 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.
(e)	Amount represents less than $1.